Restatement of comparatives - Schedule of material restatement of financial position (Detail) - AUD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of Detailed Information about Material Restatement of Balance Sheet [Line Items]
Intangible assets other than goodwill	$ 15,400	$ 17,269	$ 19,139
Current contingent consideration	(3,253)	(750)	(759)
Non-Current contingent consideration			(8,209)
Contingent Consideration	(7,005)	(6,871)	(8,968)
Accumulated losses			(68,617)
Total equity			18,275
Previously stated [member]
Disclosure of Detailed Information about Material Restatement of Balance Sheet [Line Items]
Intangible assets other than goodwill			20,050
Current contingent consideration			(759)
Non-Current contingent consideration			(8,756)
Contingent Consideration			(9,515)
Accumulated losses			(68,253)
Total equity			18,638
Increase (decrease) due to corrections of prior period errors [member]
Disclosure of Detailed Information about Material Restatement of Balance Sheet [Line Items]
Intangible assets other than goodwill			(911)
Non-Current contingent consideration			547
Contingent Consideration			547
Accumulated losses			(364)
Total equity			(363)
EVT801 Licensing Agreement [Member]
Disclosure of Detailed Information about Material Restatement of Balance Sheet [Line Items]
Intangible assets other than goodwill	$ 7,327	$ 8,112	8,897
Gross carrying amount [member] | EVT801 Licensing Agreement [Member]
Disclosure of Detailed Information about Material Restatement of Balance Sheet [Line Items]
Intangible assets other than goodwill			26,221
Gross carrying amount [member] | EVT801 Licensing Agreement [Member] | Previously stated [member]
Disclosure of Detailed Information about Material Restatement of Balance Sheet [Line Items]
Intangible assets other than goodwill			27,266
Gross carrying amount [member] | EVT801 Licensing Agreement [Member] | Increase (decrease) due to corrections of prior period errors [member]
Disclosure of Detailed Information about Material Restatement of Balance Sheet [Line Items]
Intangible assets other than goodwill			(1,045)
Accumulated amortisation [member] | EVT801 Licensing Agreement [Member]
Disclosure of Detailed Information about Material Restatement of Balance Sheet [Line Items]
Intangible assets other than goodwill			(7,082)
Accumulated amortisation [member] | EVT801 Licensing Agreement [Member] | Previously stated [member]
Disclosure of Detailed Information about Material Restatement of Balance Sheet [Line Items]
Intangible assets other than goodwill			(7,216)
Accumulated amortisation [member] | EVT801 Licensing Agreement [Member] | Increase (decrease) due to corrections of prior period errors [member]
Disclosure of Detailed Information about Material Restatement of Balance Sheet [Line Items]
Intangible assets other than goodwill			$ 134